Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs ETF Trust II
Entity Central Index Key	0001882879
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000239677
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Total International Equity ETF
Trading Symbol	GXUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MarketBeta® Total International Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GXUS	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad international equity market experienced volatility driven by prolonged higher interest rates, persistent inflation and heightened geopolitical concerns but performed strongly overall as gradually waning inflation levels globally indicated a peaking of central bank tightening cycles and fueled expectations for potential interest rate cuts. Further boosting investor sentiment was generally positive economic data and favorable corporate earnings reports.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive GBS Global Markets ex United States Large & Mid Cap Index	MSCI World ex USA Index
5/31/23	$10,000	$10,000	$10,000
8/23	$10,185	$10,393	$10,396
8/24	$11,981	$12,279	$12,418

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced May 31, 2023)	17.63%	15.49%
Shares based on Market Price (Commenced May 31, 2023)	16.66%	17.19%
Solactive GBS Global Markets ex United States Large & Mid Cap Index	18.15%	17.78%
MSCI World ex USA Index	19.45%	18.84%

Performance Inception Date	May 31, 2023
AssetsNet	$ 466,547,076
Holdings Count | Holding	2,830
Advisory Fees Paid, Amount	$ 765,710
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$466,547,076
# of Portfolio Holdings	2,830
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$765,710

Holdings [Text Block]

Sector Allocation (%)

Financials	21.7%
Industrials	14.4%
Information Technology	13.1%
Consumer Discretionary	10.7%
Health Care	9.6%
Consumer Staples	7.4%
Materials	6.7%
Communication Services	5.4%
Energy	5.3%
Other Sectors	5.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000234252
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. 1000 Equity ETF
Trading Symbol	GUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUSA	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The broad U.S. equity market experienced volatility but performed strongly amid soft landing optimism supported by a gradual cooldown in economic activity even as the labor market remained resilient. Further buoying investor sentiment were disinflation traction themes, an improvement in market breadth, excitement around artificial intelligence capabilities across sectors and a shift in tone from the Federal Reserve that signaled a potential easing of monetary policy.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Shares based on NAV	Solactive GBS United States 1000 Index	Russell 1000® Index
4/5/22	$10,000	$10,000	$10,000
8/22	$8,764	$8,765	$8,773
8/23	$10,117	$10,113	$10,124
8/24	$12,798	$12,809	$12,817

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Shares based on NAV (Commenced April 5, 2022)	26.50%	10.78%
Shares based on Market Price (Commenced April 5, 2022)	26.36%	10.75%
Solactive GBS United States 1000 Index	26.66%	10.83%
Russell 1000® Index	26.60%	10.85%

Performance Inception Date	Apr. 05, 2022
AssetsNet	$ 1,747,886,435
Holdings Count | Holding	1,013
Advisory Fees Paid, Amount	$ 1,602,465
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of August 31, 2024)

Total Net Assets	$1,747,886,435
# of Portfolio Holdings	1,013
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$1,602,465

Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.6%
Financials	13.1%
Health Care	12.1%
Consumer Discretionary	10.2%
Industrials	9.4%
Communication Services	8.6%
Consumer Staples	5.8%
Energy	3.6%
Real Estate	2.6%
Other Sectors	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs